OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other accounts receivables and prepaid expenses
	December 31,
	2021	2020

Prepaid expenses	$63	$38
Income receivable	367	442
Government (mainly tax advances)	899	-
Others	13	89

	$1,342	$569